Consolidated Statement of Changes in Shareholders’ Equity Deficiency - CAD ($)	Capital stock	Reserve – warrants	Reserve – stock options	Other component of equity	Deficit	Equity (deficiency) attributable to owners of the capital stock of the parent	Non- controlling interests	Total
Balance at Sep. 30, 2022	$ 433,689,768	$ 670,703	$ 28,708,766	$ 2,431,688	$ (432,341,598)	$ 33,159,327	$ (5,901,084)	$ 27,258,243
Statement [Line Items]
Shares issuance	18,556,436					18,556,436		18,556,436
Stock-based compensation			3,078,006	437,500		3,515,506		3,515,506
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(47,992,097)	(47,992,097)	(3,432,312)	(51,424,409)
Balance at Sep. 30, 2023	452,246,204	670,703	31,659,392	2,869,188	(480,333,695)	7,111,792	(9,206,016)	(2,094,224)
Statement [Line Items]
Shares issuance	523,211			(2,087)			521,124	521,124
Shares issued upon exercise of PIPE warrants	2,059,081					2,059,081		2,059,081
Shares issued upon exercise of PIPE convertible options	458,696			957,950		1,416,646		1,416,646
Dividend in share	22,960,000				(22,960,000)
Business combination	65,372,812		117,246			65,490,058		65,490,058
Stock-based compensation		2,011,408	6,008,105	506,774		8,526,287		8,526,287
Financing fees – credit facilities modification		1,643,714				1,643,714		1,643,714
Warrants exercised	1,646,214	(1,643,714)				2,500		2,500
Options exercised	825,447		(377,780)	(944,274)	492,426	(4,181)		(4,181)
Closing of previous equity incentive plan			(31,659,392)		31,659,392
Net loss and comprehensive loss					(165,893,387)	(165,893,387)	(302,312)	(166,195,699)
Exercise of call option	57,724			(2,431,688)	(7,134,364)	(9,508,328)	9,508,328
Balance at Sep. 30, 2024	$ 546,149,389	$ 2,682,111	$ 5,747,571	$ 955,863	$ (644,169,628)	$ (88,634,694)		$ (88,634,694)